FAIR VALUE MEASUREMENT (Tables)	0 Months Ended
Dec. 31, 2012
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
The fair value of the financial instruments that are measured on a basis other than fair value are presented in the table below:
	Estimated fair value*
	December 31,
	2012	2011

	U.S. $ in millions

Senior notes included under long term liabilities	$(10,494)	$(8,662)
Senior notes and convertible senior debentures included under short term liabilities	(2,870)	(1,555)

Fair value at the end of the period	$(13,364)	$(10,217)

* The fair value was estimated based on quoted market prices, where available.

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	2012	2011

	U.S. $ in millions
Carrying value as of January 1	$(139)	$78
Amount realized	(10)	(61)
Contingent consideration in connection with Cephalon acquisition	40	(171)
Net change to fair value:
Included in earnings - finance expense - net	4	22
Included in other comprehensive income (loss)	7	(7)

Carrying value as of December 31	$(98)	$(139)